Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Chaince Digital Holdings Inc. (the “Company”) with the Securities and Exchange Commission on July 23, 2026 (the “Original Form 8-K”). The Original Form 8-K furnished the Company’s Notice of 2026 Annual General Meeting of Shareholders and accompanying Proxy Statement as Exhibit 99.1 and the related Proxy Card as Exhibit 99.2. This Amendment is being filed solely to change the deadline for submitting proxies by mail or electronically in connection with the Company’s 2026 Annual General Meeting of Shareholders from 11:59 p.m. Eastern Time on August 21, 2026 to 11:59 p.m. Eastern Time on August 20, 2026. Accordingly, all references in the Proxy Statement and Proxy Card furnished with the Original Form 8-K to a voting deadline of 11:59 p.m. Eastern Time on August 21, 2026 should instead be read as referring to 11:59 p.m. Eastern Time on August 20, 2026. Except for the change to the voting deadline described herein, the Original Form 8-K and the proxy materials furnished therewith remain unchanged.
Document Period End Date	Jul. 22, 2026
Entity File Number	001-36896
Entity Registrant Name	Chaince Digital Holdings Inc.
Entity Central Index Key	0001527762
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	Floor 41
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(949)
Local Phone Number	678-9653
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value US$0.004 per share
Trading Symbol	CD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false